Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2017
Non-controlling interests
Summary of non-controlling interests
	As of December 31, 2016	As of December 31, 2017
	(In thousands)
Weibo	$394,303	$666,141
Others	17,086	86,746

Total	$411,389	$752,887